Organization And Principal Activities (Tables)	6 Months Ended
Jun. 30, 2023
Organization And Principal Activities [Abstract]
Schedule of Subsidiaries	The Company and its subsidiaries are in the table as follows:
		Percentage of effective ownership
Name	Date of incorporation	June 30, 2023	31 December 2022	Place of incorporation	Principal activities
		%	%
VCI Global Limited	29.04.2020	100	100	British Virgin Island	Holding company
V Capital Kronos Berhad	01.09.2020	100	100	Malaysia	Holding company
V Capital Venture Sdn Bhd	19.08.2014	100	100	Malaysia	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory
Accuventures Sdn Bhd	22.06.2015	100	80	Malaysia	Provision of technology development, computer software programming and holding company.
Credilab Sdn Bhd	26.10.2020	100	80	Malaysia	Carry on licensed money lending activities, consulting, information technology development, and computer software programming
V Capital Advisory Sdn Bhd	12.02.2018	100	100	Malaysia	Provision of corporate and business advisory in relation to corporate listing exercise, equity investment, corporate restructuring, merger and acquisition and corporate finance.
V Capital Quantum Sdn Bhd	18.01.2018	100	100	Malaysia	Provision of information technology development, business consultancy services and holding company.
V Capital Consulting Limited	01.03.2016	100	100	British Virgin Island	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory
Generative AI Sdn Bhd	21.07.2023	100	-	Malaysia	Provision of Artificial Intelligence, image processing, communication, networking, & process control software services.
Imej Jiwa Communications Sdn Bhd	29.10.2012	100	100	Malaysia	Provision of investor relation consultation services.
AB Management and Consultancy Services Sdn Bhd	05.04.2020	80	80	Malaysia	Holding company
Elmu Education Group Sdn Bhd	03.12.2020	56	56	Malaysia	Education and training services
Elmu V Sdn Bhd	18.05.2021	69.2	69.2	Malaysia	Education and training services
Elmu Higher Education Sdn Bhd	24.05.2021	56	56	Malaysia	Education and training services
V Capital Real Estate Sdn Bhd	05.07.2021	100	100	Malaysia	Provision of consultancy services in relation to real estate
V Capital Robotics Sdn Bhd	12.10.2021	100	100	Malaysia	Dormant
VCI Energy Sdn Bhd (F.K.A TGI V Sdn Bhd)	12.11.2021	100	100	Malaysia	Dormant
VCIG Limited	29.04.2020	100	100	British Virgin Island	Dormant
V Galactech Sdn Bhd	12.01.2022	100	100	Malaysia	Provision of information technology development
VC Acquisition Ltd	04.01.2022	100	100	Malaysia	Dormant
VC Acquisition II Ltd	04.01.2022	100	100	British Virgin Island	Dormant